Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Defined benefit plans	$ (2,302)	$ (2,045)	$ (1,316)
Foreign currency translation adjustments	(23)	101	120
Accumulated other comprehensive loss	$ (2,325)	$ (1,944)	$ (1,196)